DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Group does not enter into derivative arrangements for trading or speculative purposes. However, some of the Group’s contracts have embedded derivatives that are bifurcated and accounted for separately from the host agreements. The Group also uses derivative financial instruments to protect the Group from the risk that the future foreign currency cash flows will be adversely affected by changes in the exchange rates.

The Group recognizes such derivative instruments as either assets or liabilities on the consolidated balance sheets at fair value and records changes in the fair value of the derivatives in the consolidated balance sheets through accumulated other comprehensive income.

The Group entered into derivative arrangements used as economic hedges for the total amount of nil and RUB 24,763 for the years ended December 2022 and 2023, respectively.